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                                        May 5, 1997

Securities and Exchange Commission
450 Fifth Avenue, N.W.
Washington D.C. 20549

RE: SEPARATE ACCOUNT KG OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY ("REGISTRANT")
     FORM N-4 (FILE NOS. 333-9965 AND 811-7767)
     POST-EFFECTIVE AMENDMENT NO. 1 UNDER THE SECURITIES ACT OF 1933, AND AMENDMENT NO. 2 UNDER THE INVESTMENT COMPANY ACT OF 1940

Dear Sirs:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section would not have differed from that contained in the most recent registration statement or amendment, and that the text of the most recent registration statement or amendment has been filed electronically.

No copies of the cross-reference sheet are being filed because it has not been amended.

If you have any questions or would like further information, please call me at (508) 855-3877.

                                            Very truly yours,

                                            /s/ Sylvia Kemp-Orino

                                            Sylvia Kemp-Orino
                                            Assistant Vice President & Counsel

AFLIAC Elite